Combined Statements of Operations - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Statement [Abstract]
Net sales	$ 3,852	$ 3,590	$ 14,467	$ 14,950	$ 15,054	$ 14,467
Cost of sales	1,727	1,634	6,619	6,665	6,635
Gross profit	2,125	1,956	7,848	8,285	8,419
Selling, general, and administrative expenses	1,502	1,350	4,956	5,633	5,484
Other (income) expense, net, operating (Note 10)	(17)	(5)	3,871	(23)	15	3,871
Operating income (loss)	640	611	(979)	2,675	2,920	(979)
Other expense (income), net	31	(1)	37	38	(5)	37
Earnings before taxes on income:			(1,016)	2,637	2,925	(1,016)
Provision (benefit) for taxes on income	279	84	(137)	550	894	(137)
Net income (loss)	$ 330	$ 528	$ (879)	$ 2,087	$ 2,031	$ (879)